TAXATION (Tables)	12 Months Ended
Dec. 31, 2019
TAXATION
Schedule of deferred income taxes

	December 31,	December 31,
	2019	2018
Tax loss carry forwards	$78,654	$74,400
Other	6,569	2,080
Investment tax credits	6,545	6,545
Financing costs	2,431	4,310
Inventories	(675)	(847)
Long term debt	(6,061)	10,798
Provincial mining tax attributes	(15,107)	(6,088)
Mineral interests	(124,391)	(106,434)
	$(52,035)	$(15,236)

Schedule of deductible temporary differences for which no deferred tax assets are recognized

	December 31,	December 31,
	2019	2018
Provincial mining tax attributes	$21,239	$18,947
Decommissioning and restoration provision	21,239	18,947
Other	68	68
	$42,546	$37,962

Schedule of income tax (recovery) expense

	For the year ended
	December 31,	December 31,
	2019	2018
Current tax expense	$4,561	$4,196
Deferred income tax expense	36,799	12,668
	$41,360	$16,864

Schedule of reconciliation of provision for income taxes to the amount calculated using statutory income tax rates

	For the year ended
	December 31,	December 31,
	2019	2018
Expected tax expense	$22,215	$14,441
Provincial mining taxes	15,398	800
Non-deductible repurchase of offtake obligation	7,821	—
Non-temporary differences	903	(410)
Share-based compensation and other items	709	943
Change in unrecognized temporary differences	619	(10,942)
Flow-through shares	—	823
Flow-through share premium	—	(526)
Impact of foreign exchange on CAD denominated tax attributes	(6,305)	11,735
	$41,360	$16,864